Sales Financing Receivables And Other Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Finance Receivables-Net

Finance receivables—net are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Retail finance receivables	¥262,584	¥204,593
Less: Allowance for credit losses	(634)	(732)

Retail—net	261,950	203,861

Finance lease receivables	143,334	128,415
Less: Unearned income	(19,294)	(16,479)
Less: Allowance for credit losses	(6,161)	(3,365)

Finance leases—net	117,879	108,571

Total finance receivables—net	379,829	312,432
Less: current portion	(130,694)	(108,160)

Long-term finance receivables—net	¥249,135	¥204,272

Schedule Of Long-Term Trade Accounts Receivable-Net

Long-term trade accounts receivable—net is comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Long-term trade accounts receivable
Current	¥28,254	¥26,901
Non-current	32,009	31,409

Total long-term trade accounts receivable	60,263	58,310
Less: Allowance for doubtful accounts	(594)	(1,027)

Long-term trade accounts receivable—net	¥59,669	¥57,283

Schedule Of Annual Maturities Of Retail Finance Receivables And Long-Term Trade Accounts Receivable And Future Minimum Lease Payments On Finance Leases

The following table presents the annual maturities of retail finance receivables and long-term trade accounts receivable and future minimum lease payments on finance leases:

(¥ in millions)
Years ending March 31:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable
2014	¥86,749	¥58,121	¥28,254
2015	78,147	42,027	12,902
2016	60,049	26,831	8,714
2017	33,342	13,211	5,680
2018	3,381	3,135	3,074
2019 and thereafter	916	9	1,639

Total	¥262,584	¥143,334	¥60,263

Schedule Of Finance Income And Expenses

The following table presents the amounts of finance income and expenses included in revenues and cost of revenues:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Finance income	¥20,679	¥18,964	¥20,128
Finance expenses	6,078	6,699	8,773

Schedule Of Recorded Investment In Sales Financing Receivables By Type Of Receivables, Region, And Credit Quality Indicator

The following table presents the recorded investment in sales financing receivables by type of receivables, region, and credit quality indicator based on the information available at the end of each fiscal year:

(¥ in millions)
At March 31:	Retail finance receivables		Finance lease receivables		Long-term trade accounts receivable
Credit risk profile by internally assigned rank:	North America	Other Areas	Japan	Asia Outside Japan	Japan	Asia Outside Japan
2013:
Rank A	¥246,345	¥5,330	¥7,379	¥115,552	¥57,745	¥584
Rank B	10,602	—	154	955	1,505	—
Rank C	284	23	—	—	429	—

Total	¥257,231	¥5,353	¥7,533	¥116,507	¥59,679	¥584

2012:
Rank A	¥194,625	¥865	¥8,565	¥100,169	¥55,041	¥82
Rank B	8,699	—	201	3,001	2,669	—
Rank C	404	—	—	—	518	—

Total	¥203,728	¥865	¥8,766	¥103,170	¥58,228	¥82

Schedule Of Age Analysis Of Past Due Sales Financing Receivables By Type Of Receivables And Region

The following table presents an aging analysis of past due sales financing receivables by type of receivables and region:

(¥ in millions)
At March 31: Type of receivables	Region	Up to 30 days Past due	31-60 days Past due	61-90 days Past due	Greater than 90 days Past due	Total Past due	Current	Total
2013:
Retail finance Receivables	North America	¥9,262	¥885	¥122	¥617	¥10,886	¥246,345	¥257,231
Retail finance Receivables	Other Areas	—	—	23	—	23	5,330	5,353
Finance lease receivables	Japan	50	13	20	69	152	7,381	7,533
Finance lease receivables	Asia Outside Japan	240	244	142	329	955	115,552	116,507
Long-term trade accounts receivable	Japan	338	155	366	522	1,381	58,298	59,679
Long-term trade accounts receivable	Asia Outside Japan	—	—	—	—	—	584	584

Total		¥9,890	¥1,297	¥673	¥1,537	¥13,397	¥433,490	¥446,887

2012:
Retail finance receivables	North America	¥7,586	¥622	¥93	¥802	¥9,103	¥194,625	¥203,728
Retail finance Receivables	Other Areas	—	—	—	—	—	865	865
Finance lease receivables	Japan	67	25	22	80	194	8,572	8,766
Finance lease receivables	Asia Outside Japan	499	606	519	1,377	3,001	100,169	103,170
Long-term trade accounts receivable	Japan	925	247	150	1,097	2,419	55,809	58,228
Long-term trade accounts receivable	Asia Outside Japan	—	—	—	—	—	82	82

Total		¥9,077	¥1,500	¥784	¥3,356	¥14,717	¥360,122	¥374,839